Common Stock (Details 1)	12 Months Ended
Feb. 28, 2026 $ / shares shares
Warrant 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 1.50
Number of warrants outstanding | shares	3,975,594
Remaining contractual term	3 years 9 months 25 days
Warrant expiry date	Dec. 23, 2029
Warrant 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 1.65
Number of warrants outstanding | shares	3,000,000
Remaining contractual term	1 year 1 month 20 days
Warrant expiry date	Apr. 20, 2027
Warrant 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 2.15
Number of warrants outstanding | shares	1,000,000
Remaining contractual term	1 year 1 month 20 days
Warrant expiry date	Apr. 20, 2027
Warrant 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 1.65
Number of warrants outstanding | shares	300,000
Remaining contractual term	1 year 1 month 28 days
Warrant expiry date	Apr. 27, 2027
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 1.64
Number of warrants outstanding | shares	8,275,594